Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
19.	Shareholders’ Equity
Ordinary Shares
On January 16, 2020, the Company issued 170,062 Class A ordinary shares pursuant to the underwriters’ exercise of their over-allotment option to purchase additional ADSs.
For the year ended December 31, 2020, 430,108 Class B ordinary shares were converted to Class A ordinary shares.
On January 29, 2021, the Company issued 1,230,769 Class A ordinary shares to a European asset management company to complete its private placement.
On July 29, 2021, the company issued and transferred 2,500,000 Class A ordinary shares to The Bank of New York Mellon, its depositary bank to be issued to employees upon the vesting of restricted share units under the Plans. For the year ended December 31, 2021, 3,002,130 Class A ordinary shares were issued pursuant to the vesting of restricted share units, among which 1,914,630 Class A ordinary shares were settled with shares held by the depositary bank. Therefore, as of December 31, 2021, 585,370 Class A ordinary shares remain available for future issuance. These shares are legally issued but not outstanding for the purpose of accounting and thus are excluded from the basic net loss per share calculation.
For the year ended December 31, 2021, 4,855,995 Class B ordinary shares were converted to Class A ordinary shares.
On October 26, 2022, the company issued and transferred 876,380 Class A ordinary shares to The Bank of New York Mellon, its depositary bank to be issued to employees upon the vesting of restricted share units under 2015 the Plans. For the year ended December 31, 2022, 2,595,750 Class A ordinary shares were issued pursuant to the vesting of restricted share units, among which 590,750 Class A ordinary shares were settled with shares held by the depositary bank. Therefore, as of December 31, 2022, 871,000 Class A ordinary shares remain available for future issuance. These shares are legally issued but not outstanding for the purpose of accounting and thus are excluded from the basic net loss per share calculation.
For the year ended December 31, 2022, 1,110,000 Class B ordinary shares were converted to Class A ordinary shares.
As of December 31, 2022, there were 77,309,937 Class A and 39,026,560 Class B ordinary shares outstanding.
Additional Paid-in Capital
In January 2022, the Company withheld the individual income tax of RMB11,230 for employees’ vested share-based awards and made the cash payment to tax authorities. Concurrently, the company withheld and received equivalent ADSs shares with fair value of RMB11,230 on that day from the employees for clearance of the individual income tax. The amount was debited to additional paid-in capital.
As detailed in Note 13, Warrants arising from Private Placement were accounted for as additional paid-in capital.

Accumulated Other Comprehensive Income (loss)

	Foreign currency translation adjustment	Unrealized (realized) gains on available- for-sales investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2020	10,195	—	10,195
Other comprehensive (loss) income	(9,974)	1,729	(8,245)

Balance as of December 31, 2020	221	1,729	1,950
Other comprehensive loss	(6,107)	(1,729)	(7,836)

Balance as of December 31, 2021	(5,886)	—	(5,886)
Other comprehensive income	20,896	—	20,896

Balance as of December 31, 2022	15,010	—	15,010

Balance as of December 31, 2022 (US$)	2,176	—	2,176